Significant Accounting Policies - Valuation Allowance (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Significant Accounting Policies
Valuation allowance	$ 466,000	$ 438,000